TANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Disclosure of information about tangible assets

Figures in millions	Mine development costs	Mine infrastructure	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings (2)	Total
US Dollars

Cost
Balance at 1 January 2022	4,716	3,734	185	12	899	126	9,672
Additions	407	8	—	1	610	2	1,028
Acquisition of assets	—	—	614	—	—	—	614
Finance costs capitalised (3)	—	—	—	—	2	—	2
Disposals	(2)	(14)	—	—	—	—	(16)
Derecognition of assets	(12)	(22)	—	—	(1)	—	(35)
Transfers and other movements (1)	302	401	—	(1)	(752)	1	(49)
Translation	(120)	(8)	(4)	—	(1)	—	(133)
Balance at 31 December 2022	5,291	4,099	795	12	757	129	11,083

Accumulated amortisation and impairments
Balance at 1 January 2022	3,208	2,765	159	7	26	—	6,165
Amortisation for the year	378	174	8	1	—	—	561
Impairment of assets	114	152	16	—	—	8	290
Disposals	(1)	(14)	—	—	—	—	(15)
Derecognition of assets	(11)	(20)	—	—	(1)	—	(32)
Transfers and other movements (1)	—	—	—	—	1	—	1
Translation	(86)	(5)	(3)	(1)	—	—	(95)
Balance at 31 December 2022	3,602	3,052	180	7	26	8	6,875
Net book value at 31 December 2022	1,689	1,047	615	5	731	121	4,208

Cost
Balance at 1 January 2023	5,291	4,099	795	12	757	129	11,083
Additions	423	10	—	—	607	2	1,042
Disposals	(2)	(43)	—	(4)	(23)	(22)	(94)
Derecognition of assets	(5)	(183)	—	—	—	—	(188)
Transfers and other movements (1)	415	456	—	—	(873)	7	5
Translation	1	(1)	—	—	(1)	—	(1)
Balance at 31 December 2023	6,123	4,338	795	8	467	116	11,847

Accumulated amortisation and impairments
Balance at 1 January 2023	3,602	3,052	180	7	26	8	6,875
Amortisation for the year	410	171	—	1	—	—	582
Impairment of assets	77	72	—	1	56	14	220
Impairment reversals of assets	(27)	(7)	—	—	—	(1)	(35)
Disposals	(2)	(43)	—	(3)	—	(9)	(57)
Derecognition of assets	(3)	(149)	—	—	—	—	(152)
Transfers and other movements (1)	2	(11)	—	—	—	—	(9)
Translation	4	—	—	—	—	—	4
Balance at 31 December 2023	4,063	3,085	180	6	82	12	7,428
Net book value at 31 December 2023	2,060	1,253	615	2	385	104	4,419

Figures in millions	Mine development costs	Mine infrastructure	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings (2)	Total
US Dollars

Cost
Balance at 1 January 2024	6,123	4,338	795	8	467	116	11,847
Additions	426	4	—	—	651	7	1,088
Acquired through business combination	2,784	469	—	297	127	—	3,677
Disposals	(6)	(18)	—	—	—	—	(24)
Derecognition of assets	(4)	(81)	—	—	—	—	(85)
Transfers and other movements (1)	248	262	—	7	(516)	1	2
Translation	(200)	(9)	(4)	—	(2)	—	(215)
Balance at 31 December 2024	9,371	4,965	791	312	727	124	16,290

Accumulated amortisation and impairments
Balance at 1 January 2024	4,063	3,085	180	6	82	12	7,428
Amortisation for the year	473	195	—	—	—	—	668
Impairment reversals of assets	(2)	(30)	—	—	(28)	—	(60)
Disposals	(6)	(18)	—	—	—	—	(24)
Derecognition of assets	(3)	(67)	—	—	—	—	(70)
Transfers and other movements (1)	13	(13)	—	—	—	—	—
Translation	(153)	(5)	(4)	(1)	(1)	—	(164)
Balance at 31 December 2024	4,385	3,147	176	5	53	12	7,778
Net book value at 31 December 2024	4,986	1,818	615	307	674	112	8,512
(1)Transfers and other movements include amounts from deferred stripping, changes in estimates of decommissioning assets and asset reclassifications.
(2)Assets of $6m (2023: $7m; 2022: $7m) have been pledged as security.
(3)The weighted average capitalisation rate used to determine the amount of borrowing costs eligible for capitalisation was nil (2023: nil; 2022: 4.96%).

Disclosure of impairments and derecognitions of tangible assets	Net impairment, derecognition of assets and profit (loss) on disposal:

Figures in millions	Tangible Assets	Right of Use Assets	Goodwill	Total
US Dollars	2024

Group income statement
Reversal of impairment of assets	60	—	—	60
Profit (loss) on derecognition of assets (1)	(2)	2	—	—
Net loss on disposal of assets	(2)	—	—	(2)
Reversal of impairment, (derecognition of assets) and profit (loss) on disposal	56	2	—	58

	2023
Group income statement
Impairment of assets	(220)	(10)	—	(230)
Reversal of impairment of assets	35	3	—	38
Derecognition of assets	(36)	1	—	(35)
Net profit on disposal of assets	6	—	—	6
Net impairment, derecognition of assets and profit (loss) on disposal	(215)	(6)	—	(221)

	2022
Group income statement
Impairment of assets	(290)	(17)	(8)	(315)
Derecognition of assets	(3)	(1)	—	(4)
Net profit on disposal of assets	4	—	—	4
Net impairment, derecognition of assets and profit (loss) on disposal	(289)	(18)	(8)	(315)

(1)Includes profit on derecognition of assets of $13m relating to insurance proceeds for the Siguiri CIL tank failure.
Impairment allocation

Cash Generating Unit		Mine Development Cost	Mine Infrastructure	Exploration and evaluation costs	Mineral Rights and Dumps	Assets under construction	Land and buildings	Total Tangible Asset Impairment (Impairment Reversal)	Goodwill	Right of use assets	Total Impairment (Impairment Reversal)
Figures in millions
US Dollars
		2024
Americas segment
Cuiabá	(2)	(2)	(30)	—	—	(28)	—	(60)			(60)
		(2)	(30)	—	—	(28)	—	(60)	—	—	(60)

		2023
Americas segment
CdS		30	9	—	—	5	1	45	—	2	47
Cuiabá		(27)	17	—	—	29	(1)	18	—	(3)	15
Serra Grande		47	39	—	—	7	4	97	—	8	105

Projects
Gramalote		—	—	1	—	15	9	25	—	—	25
		50	65	1	—	56	13	185	—	7	192

	2022
Americas segment
CdS		58	98	—	16	—	6	178	—	11	189
Cuiabá		34	30	—	—	—	1	65	—	5	70
Serra Grande		22	24	—	—	—	1	47	8	1	56
		114	152	—	16	—	8	290	8	17	315

Key assumptions for the impairment calculations	Assumptions used for the impairment calculations:
Cash flows used in impairment calculations are initially derived in nominal terms using inflation factors and nominal assumptions.
Cash flows are then converted to real terms using the corresponding inflation factor and discounted using a real discount rate.
•The gold price assumption used in the impairment calculations represents management’s best estimate of the expected real short-term and long-term future price of gold based on consensus outlooks
•The exchange rate input used in the impairment calculation of Sunrise Dam (refer to Note 16) represents the expected short-
term and long-term exchange rates based on consensus outlooks

Assumptions	Real gold price per oz			Exchange rate (A$/US$)
	2024	2023	2022	2024	2023	2022
Year 1	2,650	1,995	1,785	0.65	0.68	0.70
Year 2	2,477	1,998	1,777	0.68	0.71	0.70
Year 3	2,101	1,785	1,763	0.70	0.72	0.71
Year 4	2,026	1,694	1,729	0.70	0.70	0.71
Year 5	1,988	1,666	1,710	0.69	0.70	0.71
Long-term	1,950	1,666	1,731	0.68	0.70	0.71